Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables [Abstract]
Schedule of Other Receivables
	Year ended December 31, 2025
$000	2025	2024
Security deposits receivable	174	53
Prepayments	285	92
Taxation receivable	99	32
	558	177